SHORT-TERM INVESTMENTS AND INVESTMENTS	12 Months Ended
Mar. 31, 2011
SHORT-TERM INVESTMENTS AND INVESTMENTS

7. SHORT-TERM INVESTMENTS AND INVESTMENTS

Short-term investments and Investments consisted of available-for-sale securities and held-to-maturity securities and non-marketable equity securities (carried at cost).

The cost, gross unrealized holding gains and losses, fair value and carrying amount for such securities by major security type as of March 31, 2010 and 2011, were as follows:

	Yen in millions
As of March 31, 2010	Cost	Gains	Losses	Fair value	Carrying amount
Short-term investments:
Available-for-sale:
Corporate debt securities	¥553	¥30	¥-	¥583	¥583
Investments in trusts	4,493	490	3	4,980	4,980
MMF and FFF	25,700	-	-	25,700	25,700
Marketable equity securities	951	625	-	1,576	1,576

Sub total	31,697	1,145	3	32,839	32,839
Held-to-maturity:
Corporate debt securities	500	-	-	500	500
Public debt securities (except Government debt securities)	300	1	-	301	300

Sub total	800	1	-	801	800

Total Short-term investments	32,497	1,146	3	33,640	33,639

Investments:
Available-for-sale:
Marketable equity securities	7,582	5,066	5	12,643	12,643
Held-to-maturity:
Corporate debt securities	1,317	-	58	1,259	1,317
Government debt securities	201	-	-	201	201
Public debt securities (except Government debt securities)	603	-	2	601	603

Sub total	2,121	-	60	2,061	2,121

Total Investments	¥9,703	¥5,066	¥65	¥14,704	¥14,764

In addition to above investments, non-marketable equity securities (carried at cost) amounted to ¥ 402 million.

	Yen in millions
As of March 31, 2011	Cost	Gains	Losses	Fair value	Carrying amount
Short-term investments:
Available-for-sale:
Corporate debt securities	¥588	¥3	¥-	¥591	¥591
Investments in trusts	4,990	260	55	5,195	5,195
MMF and FFF	26,720	-	-	26,720	26,720
Marketable equity securities	671	277	-	948	948

Sub total	32,969	540	55	33,454	33,454
Held-to-maturity:
Corporate debt securities	101	-	-	101	101

Total Short-term investments	33,070	540	55	33,555	33,555

Investments:
Available-for-sale:
Marketable equity securities	7,486	4,552	238	11,800	11,800
Held-to-maturity:
Corporate debt securities	3,964	1	43	3,922	3,964
Government debt securities	200	1	-	201	200
Public debt securities (except Government debt securities)	706	1	-	707	706

Sub total	4,870	3	43	4,830	4,870

Total Investments	¥12,356	¥4,555	¥281	¥16,630	¥16,670

In addition to above investments, non-marketable equity securities (carried at cost) amounted to ¥ 399 million.

	U.S. Dollars in thousands
As of March 31, 2011	Cost	Gains	Losses	Fair value	Carrying amount
Short-term investments:
Available-for-sale:
Corporate debt securities	$7,084	$36	$-	$7,120	$7,120
Investments in trusts	60,120	3,133	663	62,590	62,590
MMF and FFF	321,928	-	-	321,928	321,928
Marketable equity securities	8,085	3,337	-	11,422	11,422

Sub total	397,217	6,506	663	403,060	403,060
Held-to-maturity:
Corporate debt securities	1,217	-	-	1,217	1,217

Total Short-term investments	398,434	6,506	663	404,277	404,277

Investments:
Available-for-sale:
Marketable equity securities	90,193	54,843	2,867	142,169	142,169
Held-to-maturity:
Corporate debt securities	47,759	12	518	47,253	47,759
Government debt securities	2,410	12	-	2,422	2,410
Public debt securities (except Government debt securities)	8,506	12	-	8,518	8,506

Sub total	58,675	36	518	58,193	58,675

Total Investments	$148,868	$54,879	$3,385	$200,362	$200,844

In addition to above investments, non-marketable equity securities (carried at cost) amounted to $ 4,807 thousand.

Investments in trusts represent funds deposited with trust banks in multiple investor accounts and managed by the fund managers of the trust banks. As of March 31, 2010 and 2011, each fund mainly consisted of marketable equity securities and interest-bearing bonds. Non-marketable equity securities are carried at cost and reviewed periodically for impairment.

The fair value of the non-marketable equity securities is not readily determinable.

The following table shows the gross unrealized holding losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2010 and 2011.

The gross unrealized loss position of available-for-sale securities has been continuing for a relatively short period of time. Based on this and other relevant factors, management has determined that these investments are not considered other-than-temporarily impaired. Makita has not held unrealized losses for twelve months or more at March 31, 2010 and 2011 with respect to available-for-sale securities.

The securities that are held to maturity each have a strong credit rating and Makita has both the intent and ability to hold such investments to maturity; therefore, Makita believes that it will not realize any losses on the held-to-maturity securities.

	Yen in millions
	Less than 12 months		12 months or more
As of March 31, 2010	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Short-term investments:
Available-for-sale:
Investment in trusts	¥234	¥3	¥-	¥-
Investments:
Available-for-sale:
Marketable equity securities	37	5	-	-
Held-to-maturity:
Corporate debt securities	714	3	545	55
Government debt securities	200	-	-	-
Public debt securities (except Government debt securities)	¥602	¥2	¥-	¥-

	Yen in millions
	Less than 12 months		12 months or more
As of March 31, 2011	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Short-term investments:
Available-for-sale:
Investment in trusts	¥1,669	¥55	¥-	¥-
Held-to-maturity:
Corporate debt securities	101	-	-	-
Investments:
Available-for-sale:
Marketable equity securities	2,237	238	-	-
Held-to-maturity:
Corporate debt securities	2,442	6	563	37
Public debt securities (except Government debt securities)	¥303	¥-	¥-	¥-

	U.S. Dollars in thousands
	Less than 12 months		12 months or more
As of March 31, 2011	Fair value	Gross unrealized holding losses	Fair value	Gross unrealized holding losses
Short-term investments:
Available-for-sale:
Investment in trusts	$20,108	$663	$-	$-
Held-to-maturity:
Corporate debt securities	1,217	-	-	-

Investments:
Available-for-sale:
Marketable equity securities	26,952	2,867	-	-
Held-to-maturity:
Corporate debt securities	29,422	72	6,783	446
Public debt securities (except Government debt securities)	$3,651	$-	$-	$-

Maturities of debt securities classified as available-for-sale and held-to-maturity as of March 31, 2011, regardless of their balance sheet classification, were as follows:

Maturities of debt securities based on Cost as of March 31, 2011

	Yen in millions			U.S. Dollars in thousands
	Available -for-sale	Held-to maturity	Total	Available -for-sale	Held-to maturity	Total
Due within one year	¥-	¥101	¥101	$-	$1,217	$1,217
Due after one to five year	588	4,270	4,858	7,084	51,446	58,530
Due after five to ten year	-	600	600	-	7,229	7,229
Due after ten year	-	-	-	-	-	-

Total	¥588	¥4,971	¥5,559	$7,084	$59,892	$66,976

Maturities of debt securities based on Fair value as of March 31, 2011

	Yen in millions			U.S. Dollars in thousands
	Available -for-sale	Held-to maturity	Total	Available -for-sale	Held-to maturity	Total
Due within one year	¥-	¥101	¥101	$-	$1,217	$1,217
Due after one to five year	591	4,267	4,858	7,120	51,410	58,530
Due after five to ten year	-	563	563	-	6,783	6,783
Due after ten year	-	-	-	-	-	-

Total	¥591	¥4,931	¥5,522	$7,120	$59,410	$66,530

Gross realized gains on sales of short-term investments and investments for the years ended March 31, 2009, 2010 and 2011 amounted to ¥ 534 million and ¥ 502 million and ¥ 331 million ($ 3,988 thousand), respectively.

Gross realized losses, which included the gross realized losses considered as other than temporary, during the years ended March 31, 2009, 2010 and 2011 amounted to ¥ 4,082 million, ¥ 228 million and ¥ 199 million ($ 2,398 thousand), respectively. The cost of the securities sold was computed based on the average cost of all the shares of each such security held at the time of sale. Gross unrealized losses on short-term investments and investments of which declines in market value are considered to be other than temporary were charged to earnings as realized losses on securities, amounting to ¥ 4,059 million, ¥ 228 million and ¥ 199 million ($ 2,398 thousand) for the years ended March 31, 2009, 2010 and 2011, respectively.

Proceeds from the sales and maturities of available-for-sale securities were ¥ 17,810 million, ¥ 2,467 million and ¥ 1,656 million ($ 19,952 thousand) for the years ended March 31, 2009, 2010 and 2011, respectively. Proceeds from maturities of the held-to-maturity securities were ¥ 600 million, ¥ 350 million and ¥ 800 million ($ 9,639 thousand) for the years ended March 31, 2009, 2010 and 2011, respectively.